Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
Right-of-use lease assets	$ 9,927	$ 10,331
Operating lease liabilities	$ 12,177
Weighted-average discount rate	4.60%
Weighted-average remaining lease term	5 years
Other Liabilities
Lessee Lease Description [Line Items]
Operating lease liabilities	$ 12,177	$ 12,636